Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2012
Pension and other post-retirement benefits
29 Pension and other post-retirement benefits
Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan and the discontinuance of the annuity section, effective as of January 1, 2013. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. As of December 31, 2012 and 2011, the Group’s pension plan in Switzerland comprised 80% and 81%, respectively, of all the Group’s employees participating in defined benefit plans and 83% and 84%, respectively, of the >>>fair value of plan assets and 83% of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions were calculated as a percentage of the employees’ salary level varying between 9.0% and 12.5% depending on the employees’ age and funding level. The Group’s contributions were at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2012	2011	2010	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	347	319	269	30	33	30	1	0	1

Interest costs on benefit obligation	378	416	453	127	123	134	8	7	9

Expected return on plan assets	(617)	(668)	(637)	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(52)	17	17	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	144	84	86	74	51	36	13	9	6

Net periodic pension costs	200	168	188	66	47	38	20	14	14

Settlement losses/(gains)	90	0	1	0	0	(2)	0	0	0

Curtailment losses/(gains)	(35)	1	0	0	0	0	0	0	0

Special termination benefits	19	10	2	0	0	0	0	0	0

Total pension costs	274	179	191	66	47	36	20	14	14

Total pension costs reflected in compensation and benefits – other for 2012, 2011 and 2010 were CHF 360 million, CHF 240 million and CHF 241 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group launched a number of cost efficiency measures including headcount reduction. This resulted in a curtailment gain of CHF 35 million and a curtailment loss of CHF 1 million in 2012 and 2011, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered, and in additional costs of CHF 90 million in 2012 in relation to the settlement of the pension obligation for employees in Switzerland who have been effectively terminated. Special termination benefit costs of CHF 19 million and CHF 10 million have been recognized in 2012 and 2011, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures. The previous headcount reduction announced in December 2008, resulted in special termination benefits of CHF 2 million in 2010 related to the Swiss pension plans and settlement costs of CHF 1 million in 2010 in connection with our Swiss pension plan. The discontinuance of a Japanese plan in 2009 resulted in a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2012	2011	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	13,944	13,813	2,675	2,373	174	160

Plan participant contributions	231	240	0	0	0	0

Service cost	347	319	30	33	1	0

Interest cost	378	416	127	123	8	7

Plan amendments	(402)	(483)	0	(2)	0	0

Settlements	(335)	0	0	(1)	0	0

Curtailments	(64)	(51)	(12)	1	0	0

Special termination benefits	19	10	1	4	0	0

Actuarial losses/(gains)	855	302	70	199	10	15

Plans removed	0	0	(6)	0	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	0	0	(9)	1	(5)	0

End of the measurement period	14,296	13,944	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,604	13,428	2,586	2,121	0	0

Actual return on plan assets	1,035	(121)	234	485	0	0

Employer contributions	482	679	158	33	8	8

Plan participant contributions	231	240	0	0	0	0

Settlements	(335)	0	0	(1)	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	0	0	18	4	0	0

End of the measurement period	14,340	13,604	2,893	2,586	0	0

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	44	(340)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	45	0	695	498	0	0

Current liabilities	0	0	(7)	(8)	(8)	(8)

Noncurrent liabilities	(1)	(340)	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	13,821	13,467	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2012 and 2011, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures. In addition, two plan amendments occurred in the Swiss pension plan over the last two years: the changeover from the annuity section to the savings section as announced on December 20, 2011, which resulted in a reduction in the PBO of CHF 515 million, and the upcoming reduction in the conversion rate, used to determine the pension annuity, as announced on December 17, 2012, which resulted in a reduction in the PBO of CHF 402 million. In 2011, it was also decided to merge the two pension plans in Switzerland, the main plan and the supplementary plan, which resulted in a prior service cost of CHF 32 million.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2012 and 2011 was an underfunding of CHF 16 million and CHF 603 million, respectively.

In the fourth quarter of 2011, the Group made a special contribution of CHF 203 million to the Swiss pension plan. In 2013, the Group expects to contribute CHF 463 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2012 and 2011, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2012	2011	2012	2011		2012	2011	2012	2011

CHF million

PBO	6	13,937	1,400	1,340		6	0	1,382	1,326

ABO	5	13,460	1,364	1,304		5	0	1,354	1,296

Fair value of plan assets	5	13,597	825	753		5	0	810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,748)	(3,696)	(53)	(55)	(3,801)	(3,751)

Prior service credit/(cost)	607	358	3	4	610	362

Total	(3,141)	(3,338)	(50)	(51)	(3,191)	(3,389)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2012 and 2011 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2013.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	(437)	92	(345)	(10)	4	(6)	(351)

Prior service credit/(cost)	402	(83)	319	0	0	0	319

Amortization of actuarial losses/(gains)	218	(57)	161	13	(5)	8	169

Amortization of prior service cost/(credit)	(53)	12	(41)	(2)	1	(1)	(42)

Immediate recognition due to curtailment/settlement	131	(28)	103	0	0	0	103

Total amounts recognized in other comprehensive income	261	(64)	197	1	0	1	198

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	0	0	0	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	0	0	0	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	251	7

Amortization of prior service cost/(credit)	(76)	0

Total	175	7

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	4.3	4.8	4.8	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	2.2	2.8	3.1	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	1.2	1.4	2.0	4.0	4.0	4.2	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2012 and 2011 and 9.75% for 2010 was assumed in the cost of covered health care benefits. As of December 31, 2012, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2012, 2011 and 2010, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.4 million, CHF 1.3 million and CHF 1.5 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 27 million, CHF 23 million and CHF 26 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.1 million and CHF 1.2 million, and a decrease in post-retirement defined benefit obligation of CHF 22 million, CHF 19 million and CHF 21 million as of December 31, 2012, 2011 and 2010.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2012 and 2011, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 256 million and CHF 598 million, respectively, and the total fair value of Group equity securities and options was CHF 109 million and CHF 33 million, respectively.

Fair value hierarchy of plan assets
> Refer to “Fair value hierarchy” in Note 33 – Financial instruments for discussion of the fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,630	0		0	2,630	2,212	0		0	2,212

Debt securities	1,137	2,894		0	4,031	1,525	3,890		0	5,415

of which governments	959	28		0	987	1,410	39		0	1,449

of which corporates	178	2,866		0	3,044	115	3,851		0	3,966

Equity securities	1,821	1,651		0	3,472	1,040	1,421		0	2,461

Real estate	0	552		1,080	1,632	0	500		1,034	1,534

of which direct	0	0		1,078	1,078	0	0		1,034	1,034

of which indirect	0	552		2	554	0	500		0	500

Alternative investments	0	1,908		662	2,570	0	1,376		606	1,982

of which private equity	0	0		662	662	0	0		606	606

of which hedge funds	0	1,668		0	1,668	0	1,583		0	1,583

of which other	0	240	[1]	0	240	0	(207)	[1]	0	(207)

Other investments	0	5		0	5	0	0		0	0

Switzerland	5,588	7,010		1,742	14,340	4,777	7,187		1,640	13,604

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

International	422	2,277		194	2,893	266	2,056		264	2,586

Total plan assets at fair value	6,010	9,287		1,936	17,233	5,043	9,243		1,904	16,190

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate	1,118	0	0	50	0	3	(2)	1,169

of which direct	1,034	0	0	44	0	0	0	1,078

of which indirect	84	0	0	6	0	3	(2)	91

Alternative investments	696	0	0	(17)	3	31	(17)	696

of which private equity	615	0	0	(18)	2	82	(15)	666

of which hedge funds	81	0	0	1	1	(51)	(2)	30

Total plan assets at fair value	1,904	0	(28)	42	6	31	(19)	1,936

of which Switzerland	1,640	0	0	27	0	89	(14)	1,742

of which International	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	0	0	31	0	21	0	1,118

of which direct	1,014	0	0	20	0	0	0	1,034

of which indirect	52	0	0	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	0	0	28	(5)	10	1	615

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	0	0	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2012	2011	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	18.3	16.2	13.6	2.7

Debt securities	28.1	39.8	44.6	39.1

Equity securities	24.2	18.1	25.9	34.4

Real estate	11.4	11.3	3.1	3.2

Alternative investments	18.0	14.6	9.5	17.2

Insurance	0.0	0.0	3.3	3.4

Total	100.0	100.0	100.0	100.0

The following table shows the target plan asset allocation for 2013 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2013.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2013 (%)

Cash and cash equivalents	10	0

Debt securities	40	62

Equity securities	25	22

Real estate	10	3

Alternative investments	15	10

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	942	8

2014	933	9

2015	927	9

2016	909	10

2017	888	11

For five years thereafter	4,709	57

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2012, 2011 and 2010, the Group contributed to these plans and recognized as expense CHF 221 million, CHF 246 million and CHF 263 million, respectively.

Bank
Pension and other post-retirement benefits
28 Pension and other post-retirement benefits
Pension plans
The Bank participates in a defined benefit pension plan sponsored by the Group and has single-employer defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.

Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan). The plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the plan, which is set up as an independent trust domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan and the discontinuance of the annuity section, effective as of January 1, 2013. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan, for both the annuity section and the savings section, and uses the projected unit credit actuarial method to determine the net periodic pension expense, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a Group pension plan because other legal entities within the Group also participate in the plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 95% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.

The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the annuity section of the plan, the Bank’s contributions were determined using a predetermined formula based on each employee’s salary level, age and funding level and amount to at least 200% of each employee’s contribution. In the savings section of the plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

During 2012, 2011 and 2010, the Bank contributed and recognized as expense CHF 458 million, CHF 645 million and CHF 653 million to the Group plan, respectively. The Bank expects to contribute CHF 403 million to the Group plan during 2013. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2012, 2011 and 2010 would have been lower by CHF 197 million, CHF 476 million and CHF 472 million, respectively, and the Bank would have recognized CHF 88 million, CHF 96 million and CHF 98 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.

As of December 31, 2012 and 2011, the ABO of the Group plan was CHF 13.8 billion and CHF 13.5 billion, the PBO was CHF 14.3 billion and CHF 13.9 billion and the >>>fair value of plan assets was CHF 14.3 billion and CHF 13.6 billion, respectively. As of December 31, 2012 and 2011, the Group plan was overfunded on an ABO basis by CHF 519 million and CHF 137 million. On a PBO basis, the Group plan was overfunded by CHF 44 million as of December 31, 2012 and underfunded by CHF 340 million as of December 31, 2011. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the funded status of the Group plan on a PBO basis of CHF 42 million as an asset as of December 31, 2012 and CHF 323 million as a liability as of December 31, 2011 in the consolidated balance sheets.

If the Bank had accounted for the Group plan as a defined benefit plan, the Bank would have used the assumptions made by the Group for the calculation of the expense and liability associated with the Group plan.

> Refer to “Note 29 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various pension plans cover the Bank’s employees outside of Switzerland, including both single-employer defined benefit and defined contribution pension plans. These plans provide defined benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are derived based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Bank sponsors post-retirement defined benefit plans, that provide health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	30	33	30	1	0	1

Interest costs on benefit obligation	127	123	134	8	7	9

Expected return on plan assets	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	74	51	36	13	9	6

Net periodic pension costs	66	47	38	20	14	14

Settlement losses/(gains)	0	0	(2)	0	0	0

Total pension costs	66	47	36	20	14	14

Total pension costs reflected in compensation and benefits – other for 2012, 2011 and 2010 were CHF 86 million, CHF 61 million and CHF 50 million, respectively.
The discontinuance of a Japanese plan in 2009 resulted in a gain of CHF 2 million in 2010 from the related settlement of the obligation.
Benefit obligation
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans and as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans

in / end of	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	2,675	2,373	174	160

Service cost	30	33	1	0

Interest cost	127	123	8	7

Plan amendments	0	(2)	0	0

Settlements	0	(1)	0	0

Curtailments	(12)	1	0	0

Special termination benefits	1	4	0	0

Actuarial losses/(gains)	70	199	10	15

Plans removed	(6)	0	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	(9)	1	(5)	0

End of the measurement period	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	2,586	2,121	0	0

Actual return on plan assets	234	485	0	0

Employer contributions	158	33	8	8

Settlements	0	(1)	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	18	4	0	0

End of the measurement period	2,893	2,586	0	0

Total funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	695	498	0	0

Current liabilities	(7)	(8)	(8)	(8)

Noncurrent liabilities	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2012 and 2011 was an underfunding of CHF 60 million and CHF 263 million, respectively.

In 2012 and 2011, the Bank made contributions of CHF 158 million and CHF 33 million, respectively, to the international single-employer defined benefit pension plans. In 2013, the Bank expects to contribute CHF 47 million to the international single-employer defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2012 and 2011, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]

December 31	2012	2011		2012	2011

CHF million

PBO	1,400	1,340		1,382	1,326

ABO	1,364	1,304		1,354	1,296

Fair value of plan assets	825	753		810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(617)	(674)	(53)	(55)	(670)	(729)

Prior service credit/(cost)	0	0	3	4	3	4

Total	(617)	(674)	(50)	(51)	(667)	(725)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2012 and 2011 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2013.

Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	0	0	0	(10)	4	(6)	(6)

Amortization of actuarial losses/(gains)	74	(27)	47	13	(5)	8	55

Amortization of prior service cost/(credit)	(1)	1	0	(2)	1	(1)	(1)

Immediate recognition due to curtailment/settlement	12	(2)	10	0	0	0	10

Total amounts recognized in other comprehensive income	85	(28)	57	1	0	1	58

2011 (CHF million)

Actuarial gains/(losses)	126	(14)	112	(15)	6	(9)	103

Amortization of actuarial losses/(gains)	51	(17)	34	9	(4)	5	39

Amortization of prior service cost/(credit)	0	0	0	(2)	1	(1)	(1)

Total amounts recognized in other comprehensive income	177	(31)	146	(8)	3	(5)	141

Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	47	7

Total	47	7

Assumptions
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

December 31	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	4.0	4.0	4.2	–	–	–

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2012 and 2011 and 9.75% for 2010 was assumed in the cost of covered health care benefits. As of December 31, 2012, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2012, 2011 and 2010, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.4 million, CHF 1.3 million and CHF 1.5 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 27 million, CHF 23 million and CHF 26 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.1 million and CHF 1.2 million, and a decrease in post-retirement defined benefit obligation of CHF 22 million, CHF 19 million and CHF 21 million as of December 31, 2012, 2011 and 2010.

Plan assets and investment strategy
> Refer to “Note 29 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2012 and 2011, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

Total plan assets at fair value	422	2,277		194	2,893	266	2,056		264	2,586

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate – indirect	84	0	0	6	0	1	(2)	89

Alternative investments	90	0	0	0	3	(56)	(3)	34

of which private equity	9	0	0	(1)	2	(6)	0	4

of which hedge funds	81	0	0	1	1	(50)	(3)	30

Total plan assets at fair value	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate – indirect	52	0	0	11	0	21	0	84

Alternative investments	94	3	(4)	(2)	3	(4)	0	90

of which private equity	8	0	0	1	0	0	0	9

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	268	33	(6)	5	8	(44)	0	264

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
December 31	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	13.6	2.7

Debt securities	44.6	39.1

Equity securities	25.9	34.4

Real estate	3.1	3.2

Alternative investments	9.5	17.2

Insurance	3.3	3.4

Total	100.0	100.0

The following table shows the target plan asset allocation for 2013 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2013.

Weighted-average target plan asset allocation to be applied prospectively
2013 (%)

Cash and cash equivalents	0

Debt securities	62

Equity securities	22

Real estate	3

Alternative investments	10

Insurance	3

Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	55	8

2014	64	9

2015	73	9

2016	75	10

2017	87	11

For five years thereafter	582	57

Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2012, 2011, and 2010, the Bank contributed to these plans and recognized as expense CHF 219 million, CHF 244 million and CHF 263 million, respectively.